ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for expected credit losses	$ 383,105		$ 137,000